VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS

NUCOR CORPORATION

Financial Statement Schedule

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (in thousands)

Description	Balance at beginning of Year	Additions charged to costs and expenses	Deductions	Balance at end of year

Year ended December 31, 2012 LIFO Reserve	$763,176	$ -	$(155,936)	$607,240

Year ended December 31, 2011 LIFO Reserve	$620,414	$142,762	$ -	$763,176

Year ended December 31, 2010 LIFO Reserve	$456,448	$163,966	$ -	$620,414